OPERATING LEASES – AS A LESSEE (Tables)	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Operating Leases As Lessee
SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

The following table presents supplemental information related to the Company’s operating leases:

	For the Six Months Ended
	May 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$323,765	$354,198

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$21,971	$-

Remeasurement of the lease liabilities and right-of-use assets due to lease modifications	$-	$232,180

Weighted average remaining lease term (years)	2.22	2.40

Weighted average discount rate (per annum)	2.00%	2.00%

The following table presents supplemental information related to the Company’s operating leases:

	For the Years Ended
	November 30,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities	$739,017	$732,781	$693,087

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$2,224,004	$45,097	$2,940,255

Remeasurement of operating lease liabilities and right-of-use assets due to lease modifications	$446,097	$-	$-

Weighted average remaining lease term (years)	2.63	2.89	3.65

Weighted average discount rate (per annum)	2.00%	2.00%	2.00%

SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES

As of May 31, 2024, the future maturity of lease liabilities is as follows:

Years ended November 30,	Lease Payment
Remaining of 2024	$548,629
2025	899,053
2026	397,973
2027	78,802
2028	65,668
Thereafter	-
Total undiscounted lease payments	1,990,125
Less: imputed interest	(42,159)
Total operating lease liabilities	$1,947,966

As of November 30, 2023, the future maturity of lease liabilities is as follows:

Years ending November 30,	Lease Payment
2024	$921,310
2025	948,199
2026	437,379
2027	98,551
2028	82,126
Thereafter	-
Total undiscounted lease payments	2,487,565
Less: imputed interest	(66,157)
Total operating lease liabilities	$2,421,408